Quarterly Holdings Report
for
Fidelity® 500 Index Fund
November 30, 2021
UEI-NPRT3-0122
1.810737.117
Common Stocks - 99.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 10.3%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	69,671,204	1,590,594
Lumen Technologies, Inc. (a)	9,706,252	119,775
Verizon Communications, Inc.	40,398,731	2,030,844
		3,741,213
Entertainment - 1.7%
Activision Blizzard, Inc.	7,588,773	444,702
Electronic Arts, Inc.	2,776,915	344,948
Live Nation Entertainment, Inc. (a)(b)	1,285,655	137,115
Netflix, Inc. (a)(b)	4,318,795	2,772,235
Take-Two Interactive Software, Inc. (b)	1,136,969	188,600
The Walt Disney Co. (a)(b)	17,731,292	2,569,264
		6,456,864
Interactive Media & Services - 6.4%
Alphabet, Inc.:
Class A (a)(b)	2,937,948	8,337,750
Class C (a)(b)	2,749,270	7,832,780
Match Group, Inc. (a)(b)	2,701,085	351,114
Meta Platforms, Inc. Class A (a)(b)	23,260,938	7,547,244
Twitter, Inc. (b)	7,786,456	342,137
		24,411,025
Media - 1.0%
Charter Communications, Inc. Class A (a)(b)	1,237,660	799,875
Comcast Corp. Class A (a)	44,693,900	2,233,801
Discovery Communications, Inc.:
Class A (a)(b)	1,650,465	38,406
Class C (non-vtg.) (b)	2,963,271	67,296
DISH Network Corp. Class A (a)(b)	2,429,028	75,907
Fox Corp.:
Class A	3,152,738	112,584
Class B	1,450,563	48,739
Interpublic Group of Companies, Inc. (a)	3,840,884	127,479
News Corp.:
Class A	3,807,838	82,325
Class B (a)	1,198,017	25,817
Omnicom Group, Inc.	2,092,160	140,823
ViacomCBS, Inc. Class B (a)	5,911,451	182,959
		3,936,011
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)(b)	5,723,424	622,766
TOTAL COMMUNICATION SERVICES		39,167,879
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.1%
Aptiv PLC (a)(b)	2,639,583	423,257
BorgWarner, Inc. (a)	2,339,844	101,268
		524,525
Automobiles - 2.8%
Ford Motor Co.	38,289,018	734,766
General Motors Co. (b)	14,165,734	819,771
Tesla, Inc. (b)	7,917,845	9,064,032
		10,618,569
Distributors - 0.2%
Genuine Parts Co.	1,397,456	178,511
LKQ Corp.	2,638,189	147,475
Pool Corp.	391,301	216,828
		542,814
Hotels, Restaurants & Leisure - 1.9%
Booking Holdings, Inc. (b)	400,658	842,123
Caesars Entertainment, Inc. (a)(b)	2,082,623	187,582
Carnival Corp. (a)(b)	7,792,023	137,295
Chipotle Mexican Grill, Inc. (b)	274,147	450,536
Darden Restaurants, Inc.	1,271,647	175,424
Domino's Pizza, Inc.	359,617	188,490
Expedia, Inc. (b)	1,417,780	228,390
Hilton Worldwide Holdings, Inc. (a)(b)	2,719,381	367,307
Las Vegas Sands Corp. (b)	3,354,717	119,495
Marriott International, Inc. Class A (b)	2,669,275	393,878
McDonald's Corp. (a)	7,287,170	1,782,442
MGM Resorts International (a)	3,902,765	154,471
Norwegian Cruise Line Holdings Ltd. (a)(b)	3,610,707	70,445
Penn National Gaming, Inc. (b)	1,620,500	83,018
Royal Caribbean Cruises Ltd. (a)(b)	2,187,041	152,699
Starbucks Corp. (a)	11,505,507	1,261,464
Wynn Resorts Ltd. (b)	1,027,130	83,208
Yum! Brands, Inc.	2,884,886	354,379
		7,032,646
Household Durables - 0.4%
D.R. Horton, Inc.	3,180,552	310,740
Garmin Ltd.	1,482,558	197,981
Leggett & Platt, Inc. (a)	1,300,725	52,536
Lennar Corp. Class A	2,680,438	281,580
Mohawk Industries, Inc. (b)	545,597	91,589
Newell Brands, Inc. (a)	3,694,392	79,319
NVR, Inc. (b)	32,828	171,537
PulteGroup, Inc.	2,532,406	126,696
Whirlpool Corp. (a)	611,849	133,224
		1,445,202
Internet & Direct Marketing Retail - 4.1%
Amazon.com, Inc. (a)(b)	4,249,938	14,904,830
eBay, Inc. (a)	6,343,160	427,910
Etsy, Inc. (b)	1,235,122	339,140
		15,671,880
Leisure Products - 0.0%
Hasbro, Inc. (a)	1,262,886	122,386
Multiline Retail - 0.5%
Dollar General Corp.	2,304,859	510,065
Dollar Tree, Inc. (b)	2,263,377	302,908
Target Corp.	4,827,455	1,177,127
		1,990,100
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	638,546	140,940
AutoZone, Inc. (b)	210,233	382,008
Bath & Body Works, Inc.	2,583,388	194,090
Best Buy Co., Inc. (a)	2,199,676	235,057
CarMax, Inc. (a)(b)	1,589,899	224,573
Gap, Inc. (a)	2,100,218	34,717
Lowe's Companies, Inc. (a)	6,897,743	1,687,119
O'Reilly Automotive, Inc. (b)	672,825	429,370
Ross Stores, Inc.	3,484,740	380,150
The Home Depot, Inc.	10,375,139	4,156,384
TJX Companies, Inc.	11,772,740	817,028
Tractor Supply Co.	1,115,696	251,400
Ulta Beauty, Inc. (b)	534,322	205,153
		9,137,989
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.	3,406,981	55,023
NIKE, Inc. Class B	12,471,411	2,110,662
PVH Corp.	696,322	74,353
Ralph Lauren Corp. (a)	474,506	55,062
Tapestry, Inc.	2,721,066	109,169
Under Armour, Inc.:
Class A (sub. vtg.) (b)	1,839,762	43,400
Class C (non-vtg.) (a)(b)	2,034,806	40,839
VF Corp. (a)	3,180,000	228,101
		2,716,609
TOTAL CONSUMER DISCRETIONARY		49,802,720
CONSUMER STAPLES - 5.5%
Beverages - 1.3%
Brown-Forman Corp. Class B (non-vtg.) (a)	1,782,938	125,448
Constellation Brands, Inc. Class A (sub. vtg.)	1,641,772	369,940
Molson Coors Beverage Co. Class B	1,838,310	81,694
Monster Beverage Corp. (b)	3,664,172	306,984
PepsiCo, Inc. (a)	13,486,506	2,154,874
The Coca-Cola Co.	37,908,927	1,988,323
		5,027,263
Food & Staples Retailing - 1.4%
Costco Wholesale Corp. (a)	4,313,653	2,326,698
Kroger Co.	6,635,221	275,561
Sysco Corp.	4,991,952	349,636
Walgreens Boots Alliance, Inc.	7,005,558	313,849
Walmart, Inc.	13,944,926	1,961,075
		5,226,819
Food Products - 0.8%
Archer Daniels Midland Co.	5,458,223	339,556
Campbell Soup Co. (a)	1,981,281	79,905
Conagra Brands, Inc.	4,687,045	143,189
General Mills, Inc.	5,915,976	365,430
Hormel Foods Corp. (a)	2,750,541	113,872
Kellogg Co. (a)	2,494,692	152,625
Lamb Weston Holdings, Inc.	1,416,055	73,522
McCormick & Co., Inc. (non-vtg.)	2,431,616	208,681
Mondelez International, Inc. (a)	13,639,715	803,925
The Hershey Co.	1,419,050	251,867
The J.M. Smucker Co. (a)	1,057,208	133,705
The Kraft Heinz Co.	6,927,553	232,835
Tyson Foods, Inc. Class A	2,876,779	227,150
		3,126,262
Household Products - 1.3%
Church & Dwight Co., Inc.	2,395,979	214,153
Colgate-Palmolive Co.	8,230,886	617,481
Kimberly-Clark Corp.	3,286,075	428,208
Procter & Gamble Co. (a)	23,686,525	3,424,598
The Clorox Co. (a)	1,198,395	195,159
		4,879,599
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A (a)	2,262,802	751,409
Tobacco - 0.5%
Altria Group, Inc. (a)	17,994,255	767,275
Philip Morris International, Inc. (a)	15,208,035	1,306,979
		2,074,254
TOTAL CONSUMER STAPLES		21,085,606
ENERGY - 2.7%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	8,084,278	188,687
Halliburton Co.	8,689,388	187,604
Schlumberger Ltd.	13,645,734	391,360
		767,651
Oil, Gas & Consumable Fuels - 2.5%
APA Corp.	3,688,696	95,058
Chevron Corp.	18,870,871	2,129,955
ConocoPhillips Co.	13,066,587	916,360
Coterra Energy, Inc.	7,927,469	159,184
Devon Energy Corp.	6,143,652	258,402
Diamondback Energy, Inc.	1,660,701	177,247
EOG Resources, Inc. (a)	5,697,220	495,658
Exxon Mobil Corp.	41,310,574	2,472,025
Hess Corp.	2,689,359	200,411
Kinder Morgan, Inc.	19,020,134	294,051
Marathon Oil Corp.	7,693,103	119,166
Marathon Petroleum Corp.	6,227,493	378,943
Occidental Petroleum Corp. (a)	8,655,702	256,642
ONEOK, Inc. (a)	4,348,706	260,227
Phillips 66 Co.	4,273,842	295,622
Pioneer Natural Resources Co.	2,213,884	394,780
The Williams Companies, Inc.	11,855,420	317,607
Valero Energy Corp.	3,989,245	267,040
		9,488,378
TOTAL ENERGY		10,256,029
FINANCIALS - 10.8%
Banks - 4.1%
Bank of America Corp. (a)	72,258,182	3,213,321
Citigroup, Inc.	19,777,103	1,259,801
Citizens Financial Group, Inc.	4,157,672	196,533
Comerica, Inc.	1,306,813	107,851
Fifth Third Bancorp	6,739,944	284,089
First Republic Bank (a)	1,720,382	360,695
Huntington Bancshares, Inc.	14,408,066	213,816
JPMorgan Chase & Co.	29,158,044	4,631,172
KeyCorp	9,332,147	209,413
M&T Bank Corp. (a)	1,255,626	184,087
Peoples United Financial, Inc.	4,175,926	71,158
PNC Financial Services Group, Inc. (a)	4,147,024	816,964
Regions Financial Corp. (a)	9,314,284	211,900
SVB Financial Group (a)(b)	572,435	396,314
Truist Financial Corp.	13,025,092	772,518
U.S. Bancorp	13,165,184	728,561
Wells Fargo & Co. (a)	40,069,838	1,914,537
Zions Bancorp NA	1,581,458	99,758
		15,672,488
Capital Markets - 3.0%
Ameriprise Financial, Inc.	1,109,920	321,433
Bank of New York Mellon Corp.	7,748,924	424,564
BlackRock, Inc. Class A	1,396,003	1,262,838
Cboe Global Markets, Inc.	1,040,415	134,151
Charles Schwab Corp.	14,648,798	1,133,670
CME Group, Inc. (a)	3,504,394	772,789
Franklin Resources, Inc. (a)	2,747,804	89,029
Goldman Sachs Group, Inc. (a)	3,289,349	1,253,209
Intercontinental Exchange, Inc. (a)	5,495,196	718,332
Invesco Ltd.	3,331,631	74,395
MarketAxess Holdings, Inc. (a)	370,800	130,777
Moody's Corp.	1,580,718	617,492
Morgan Stanley (a)	14,243,069	1,350,528
MSCI, Inc.	804,459	506,367
NASDAQ, Inc.	1,142,090	232,107
Northern Trust Corp.	2,033,494	235,275
Raymond James Financial, Inc.	1,807,250	177,635
S&P Global, Inc. (a)	2,351,648	1,071,717
State Street Corp.	3,567,743	317,422
T. Rowe Price Group, Inc. (a)	2,214,423	442,774
		11,266,504
Consumer Finance - 0.6%
American Express Co.	6,279,102	956,307
Capital One Financial Corp.	4,353,122	611,744
Discover Financial Services	2,922,172	315,156
Synchrony Financial (a)	5,559,056	248,990
		2,132,197
Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc. Class B (a)(b)	18,087,872	5,004,733
Insurance - 1.8%
AFLAC, Inc. (a)	6,021,411	325,999
Allstate Corp.	2,885,219	313,681
American International Group, Inc.	8,344,946	438,944
Aon PLC (a)	2,202,810	651,525
Arthur J. Gallagher & Co.	2,017,442	328,641
Assurant, Inc.	573,900	87,290
Brown & Brown, Inc.	2,280,748	146,903
Chubb Ltd. (a)	4,281,168	768,341
Cincinnati Financial Corp. (a)	1,462,709	166,603
Everest Re Group Ltd.	389,076	99,751
Globe Life, Inc. (a)	913,174	79,026
Hartford Financial Services Group, Inc.	3,387,799	223,934
Lincoln National Corp. (a)	1,723,706	114,333
Loews Corp.	1,983,244	106,024
Marsh & McLennan Companies, Inc. (a)	4,943,592	810,848
MetLife, Inc.	7,107,270	416,912
Principal Financial Group, Inc.	2,435,632	167,036
Progressive Corp.	5,709,956	530,683
Prudential Financial, Inc. (a)	3,774,347	385,965
The Travelers Companies, Inc.	2,434,523	357,753
W.R. Berkley Corp.	1,368,530	104,884
Willis Towers Watson PLC	1,259,176	284,372
		6,909,448
TOTAL FINANCIALS		40,985,370
HEALTH CARE - 12.7%
Biotechnology - 1.8%
AbbVie, Inc.	17,243,881	1,987,875
Amgen, Inc.	5,541,028	1,102,000
Biogen, Inc. (b)	1,454,245	342,824
Gilead Sciences, Inc.	12,234,508	843,325
Incyte Corp. (b)	1,831,650	124,039
Moderna, Inc. (b)	3,426,692	1,207,669
Regeneron Pharmaceuticals, Inc. (b)	1,025,611	652,832
Vertex Pharmaceuticals, Inc. (b)	2,531,465	473,232
		6,733,796
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	17,298,926	2,175,686
Abiomed, Inc. (a)(b)	442,813	139,389
Align Technology, Inc. (b)	717,020	438,479
Baxter International, Inc.	4,878,059	363,757
Becton, Dickinson & Co.	2,802,363	664,552
Boston Scientific Corp. (b)	13,893,772	528,936
Dentsply Sirona, Inc.	2,132,596	103,943
DexCom, Inc. (b)	944,064	531,121
Edwards Lifesciences Corp. (b)	6,082,354	652,697
Hologic, Inc. (a)(b)	2,473,497	184,844
IDEXX Laboratories, Inc. (b)	830,161	504,796
Intuitive Surgical, Inc. (b)	3,480,604	1,128,899
Medtronic PLC	13,113,644	1,399,226
ResMed, Inc.	1,419,947	361,873
STERIS PLC (a)	973,437	212,725
Stryker Corp.	3,274,892	774,938
Teleflex, Inc.	456,679	135,825
The Cooper Companies, Inc. (a)	480,556	180,915
Zimmer Biomet Holdings, Inc.	2,037,845	243,726
		10,726,327
Health Care Providers & Services - 2.5%
AmerisourceBergen Corp.	1,459,845	168,977
Anthem, Inc.	2,379,115	966,468
Cardinal Health, Inc.	2,831,232	130,888
Centene Corp. (b)	5,689,267	406,271
Cigna Corp.	3,318,729	636,864
CVS Health Corp.	12,876,245	1,146,758
DaVita HealthCare Partners, Inc. (b)	654,481	61,848
HCA Holdings, Inc.	2,405,406	542,636
Henry Schein, Inc. (a)(b)	1,363,108	96,862
Humana, Inc.	1,253,935	526,289
Laboratory Corp. of America Holdings (b)	943,587	269,234
McKesson Corp.	1,509,299	327,156
Quest Diagnostics, Inc.	1,192,229	177,261
UnitedHealth Group, Inc.	9,200,866	4,087,209
Universal Health Services, Inc. Class B	740,369	87,904
		9,632,625
Health Care Technology - 0.1%
Cerner Corp.	2,884,295	203,199
Life Sciences Tools & Services - 2.0%
Agilent Technologies, Inc.	2,960,958	446,809
Bio-Rad Laboratories, Inc. Class A (a)(b)	209,721	157,962
Bio-Techne Corp.	379,504	179,137
Charles River Laboratories International, Inc. (a)(b)	491,768	179,923
Danaher Corp.	6,199,870	1,994,126
Illumina, Inc. (b)	1,431,480	522,963
IQVIA Holdings, Inc. (b)	1,869,725	484,502
Mettler-Toledo International, Inc. (a)(b)	225,573	341,547
PerkinElmer, Inc.	1,093,995	199,282
Thermo Fisher Scientific, Inc.	3,838,933	2,429,392
Waters Corp. (b)	598,773	196,439
West Pharmaceutical Services, Inc.	721,878	319,547
		7,451,629
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	21,683,102	1,162,865
Catalent, Inc. (a)(b)	1,662,177	213,856
Eli Lilly & Co.	7,747,383	1,921,661
Johnson & Johnson	25,687,430	4,005,441
Merck & Co., Inc.	24,700,838	1,850,340
Organon & Co.	2,473,781	72,309
Pfizer, Inc.	54,709,365	2,939,534
Viatris, Inc. (a)	11,800,112	145,259
Zoetis, Inc. Class A	4,624,685	1,026,865
		13,338,130
TOTAL HEALTH CARE		48,085,706
INDUSTRIALS - 7.8%
Aerospace & Defense - 1.3%
General Dynamics Corp.	2,264,014	427,831
Howmet Aerospace, Inc.	3,766,746	105,959
Huntington Ingalls Industries, Inc.	391,691	69,529
L3Harris Technologies, Inc.	1,960,787	409,961
Lockheed Martin Corp.	2,404,888	801,597
Northrop Grumman Corp.	1,468,584	512,242
Raytheon Technologies Corp. (a)	14,713,680	1,190,631
Textron, Inc.	2,187,113	154,848
The Boeing Co. (a)(b)	5,376,420	1,063,725
TransDigm Group, Inc. (b)	510,888	295,319
		5,031,642
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	1,285,231	122,213
Expeditors International of Washington, Inc.	1,657,778	201,619
FedEx Corp.	2,400,047	552,899
United Parcel Service, Inc. Class B	7,106,563	1,409,729
		2,286,460
Airlines - 0.2%
Alaska Air Group, Inc. (b)	1,222,006	59,353
American Airlines Group, Inc. (a)(b)	6,317,824	111,762
Delta Air Lines, Inc. (b)	6,244,219	226,041
Southwest Airlines Co. (a)(b)	5,773,204	256,330
United Airlines Holdings, Inc. (b)	3,157,778	133,448
		786,934
Building Products - 0.5%
A.O. Smith Corp. (a)	1,299,730	102,744
Allegion PLC	875,243	108,215
Carrier Global Corp.	8,466,910	458,229
Fortune Brands Home & Security, Inc. (a)	1,345,407	135,254
Johnson Controls International PLC	6,949,782	519,566
Masco Corp.	2,411,789	158,937
Trane Technologies PLC	2,318,557	432,759
		1,915,704
Commercial Services & Supplies - 0.4%
Cintas Corp.	854,029	360,563
Copart, Inc. (b)	2,077,649	301,592
Republic Services, Inc.	2,050,335	271,177
Rollins, Inc.	2,208,760	73,508
Waste Management, Inc.	3,780,307	607,382
		1,614,222
Construction & Engineering - 0.0%
Quanta Services, Inc.	1,357,830	154,494
Electrical Equipment - 0.6%
AMETEK, Inc.	2,256,082	307,955
Eaton Corp. PLC	3,889,489	630,331
Emerson Electric Co.	5,833,258	512,393
Generac Holdings, Inc. (b)	615,927	259,453
Rockwell Automation, Inc.	1,132,168	380,635
		2,090,767
Industrial Conglomerates - 1.0%
3M Co.	5,646,265	960,091
General Electric Co. (a)	10,710,851	1,017,424
Honeywell International, Inc.	6,736,820	1,362,454
Roper Technologies, Inc.	1,028,713	477,477
		3,817,446
Machinery - 1.5%
Caterpillar, Inc.	5,342,160	1,032,907
Cummins, Inc. (a)	1,401,300	293,923
Deere & Co.	2,769,940	957,125
Dover Corp.	1,404,755	230,169
Fortive Corp.	3,497,137	258,334
IDEX Corp.	741,580	166,551
Illinois Tool Works, Inc.	2,796,811	649,280
Ingersoll Rand, Inc.	3,953,620	230,654
Otis Worldwide Corp.	4,164,457	334,822
PACCAR, Inc.	3,387,672	282,600
Parker Hannifin Corp.	1,259,312	380,388
Pentair PLC	1,618,472	119,265
Snap-On, Inc. (a)	526,643	108,441
Stanley Black & Decker, Inc.	1,590,163	277,897
Westinghouse Air Brake Tech Co.	1,844,572	163,743
Xylem, Inc. (a)	1,758,010	212,913
		5,699,012
Professional Services - 0.5%
Equifax, Inc.	1,188,870	331,279
IHS Markit Ltd.	3,889,605	497,169
Jacobs Engineering Group, Inc.	1,271,590	181,278
Leidos Holdings, Inc. (a)	1,381,376	121,437
Nielsen Holdings PLC	3,501,128	67,082
Robert Half International, Inc.	1,092,590	121,463
Verisk Analytics, Inc. (a)	1,574,434	354,043
		1,673,751
Road & Rail - 1.0%
CSX Corp.	21,999,081	762,488
J.B. Hunt Transport Services, Inc.	821,193	156,979
Kansas City Southern	887,625	258,166
Norfolk Southern Corp.	2,409,921	639,280
Old Dominion Freight Lines, Inc. (a)	915,349	325,105
Union Pacific Corp.	6,363,334	1,499,456
		3,641,474
Trading Companies & Distributors - 0.2%
Fastenal Co.	5,608,235	331,839
United Rentals, Inc. (b)	706,373	239,277
W.W. Grainger, Inc.	426,831	205,481
		776,597
TOTAL INDUSTRIALS		29,488,503
INFORMATION TECHNOLOGY - 29.2%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)(b)	2,185,897	271,182
Cisco Systems, Inc. (a)	41,121,680	2,255,113
F5, Inc. (b)	588,518	133,935
Juniper Networks, Inc. (a)	3,172,793	98,769
Motorola Solutions, Inc.	1,652,252	418,317
		3,177,316
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A (a)	5,837,014	470,347
CDW Corp.	1,341,660	254,057
Corning, Inc.	7,500,186	278,182
IPG Photonics Corp. (b)	349,752	57,426
Keysight Technologies, Inc. (b)	1,797,654	349,608
TE Connectivity Ltd.	3,200,551	492,661
Teledyne Technologies, Inc. (b)	454,786	188,868
Trimble, Inc. (b)	2,455,278	210,835
Zebra Technologies Corp. Class A (b)	521,100	306,813
		2,608,797
IT Services - 4.2%
Accenture PLC Class A	6,187,830	2,211,530
Akamai Technologies, Inc. (a)(b)	1,588,877	179,066
Automatic Data Processing, Inc.	4,128,371	953,200
Broadridge Financial Solutions, Inc.	1,133,554	191,083
Cognizant Technology Solutions Corp. Class A	5,128,710	399,937
DXC Technology Co. (a)(b)	2,458,051	73,717
Fidelity National Information Services, Inc.	6,027,350	629,858
Fiserv, Inc. (a)(b)	5,815,540	561,316
FleetCor Technologies, Inc. (b)	806,040	166,955
Gartner, Inc. (b)	816,237	254,870
Global Payments, Inc.	2,866,355	341,211
IBM Corp. (a)	8,746,177	1,024,177
Jack Henry & Associates, Inc.	724,845	109,908
MasterCard, Inc. Class A (a)	8,500,649	2,677,024
Paychex, Inc.	3,124,948	372,494
PayPal Holdings, Inc. (a)(b)	11,465,814	2,119,914
The Western Union Co.	3,965,095	62,728
VeriSign, Inc. (b)	949,739	227,852
Visa, Inc. Class A (a)	16,467,809	3,190,967
		15,747,807
Semiconductors & Semiconductor Equipment - 6.6%
Advanced Micro Devices, Inc. (a)(b)	11,835,959	1,874,461
Analog Devices, Inc.	5,248,720	946,082
Applied Materials, Inc. (a)	8,918,510	1,312,715
Broadcom, Inc. (a)	4,003,276	2,216,534
Enphase Energy, Inc. (b)	1,313,615	328,404
Intel Corp. (a)	39,587,697	1,947,715
KLA Corp.	1,490,388	608,272
Lam Research Corp.	1,390,507	945,336
Microchip Technology, Inc.	5,348,095	446,192
Micron Technology, Inc.	10,984,964	922,737
Monolithic Power Systems, Inc.	421,197	233,116
NVIDIA Corp. (a)	24,316,623	7,945,700
NXP Semiconductors NV	2,587,154	577,867
Qorvo, Inc. (b)	1,084,511	158,588
Qualcomm, Inc. (a)	11,006,882	1,987,403
Skyworks Solutions, Inc. (a)	1,611,465	244,395
Teradyne, Inc.	1,609,787	246,088
Texas Instruments, Inc. (a)	9,008,568	1,732,978
Xilinx, Inc.	2,414,761	551,652
		25,226,235
Software - 9.9%
Adobe, Inc. (a)(b)	4,648,651	3,113,899
ANSYS, Inc. (b)	851,404	333,308
Autodesk, Inc. (b)	2,146,858	545,710
Cadence Design Systems, Inc. (b)	2,700,783	479,281
Ceridian HCM Holding, Inc. (b)	1,316,103	143,982
Citrix Systems, Inc.	1,212,242	97,501
Fortinet, Inc. (b)	1,322,734	439,293
Intuit, Inc.	2,666,427	1,739,310
Microsoft Corp. (a)	73,329,365	24,241,955
NortonLifeLock, Inc. (a)	5,672,026	140,950
Oracle Corp.	16,073,952	1,458,550
Paycom Software, Inc. (b)	469,072	205,210
PTC, Inc. (b)	1,030,860	112,962
Salesforce.com, Inc. (b)	9,480,057	2,701,437
ServiceNow, Inc. (b)	1,933,034	1,252,026
Synopsys, Inc. (b)	1,488,807	507,683
Tyler Technologies, Inc. (a)(b)	398,541	206,835
		37,719,892
Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc. (a)	153,234,325	25,329,622
Hewlett Packard Enterprise Co. (a)	12,743,096	182,863
HP, Inc.	11,721,684	413,541
NetApp, Inc.	2,185,911	194,284
Seagate Technology Holdings PLC	2,043,247	209,780
Western Digital Corp. (b)	2,990,330	172,961
		26,503,051
TOTAL INFORMATION TECHNOLOGY		110,983,098
MATERIALS - 2.5%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	2,160,051	620,885
Albemarle Corp. U.S.	1,141,183	304,114
Celanese Corp. Class A	1,084,248	164,112
CF Industries Holdings, Inc.	2,098,921	127,174
Corteva, Inc.	7,164,084	322,384
Dow, Inc.	7,277,141	399,733
DuPont de Nemours, Inc.	5,103,922	377,486
Eastman Chemical Co.	1,324,955	138,180
Ecolab, Inc.	2,428,692	537,882
FMC Corp. (a)	1,255,830	125,822
International Flavors & Fragrances, Inc.	2,430,345	345,522
Linde PLC (a)	5,039,073	1,603,131
LyondellBasell Industries NV Class A (a)	2,578,685	224,681
PPG Industries, Inc.	2,316,099	357,073
Sherwin-Williams Co. (a)	2,363,726	782,961
The Mosaic Co.	3,614,418	123,685
		6,554,825
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	608,668	245,604
Vulcan Materials Co.	1,294,657	248,108
		493,712
Containers & Packaging - 0.3%
Amcor PLC	15,044,643	170,305
Avery Dennison Corp.	808,763	165,853
Ball Corp.	3,187,020	297,827
International Paper Co.	3,813,723	173,601
Packaging Corp. of America	926,921	121,047
Sealed Air Corp. (a)	1,462,638	90,859
WestRock Co.	2,605,413	113,049
		1,132,541
Metals & Mining - 0.4%
Freeport-McMoRan, Inc. (a)	14,325,180	531,178
Newmont Corp.	7,797,774	428,254
Nucor Corp. (a)	2,865,838	304,524
		1,263,956
TOTAL MATERIALS		9,445,034
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.	1,352,933	270,681
American Tower Corp.	4,441,207	1,165,728
AvalonBay Communities, Inc.	1,362,367	325,429
Boston Properties, Inc.	1,386,731	149,545
Crown Castle International Corp.	4,217,309	766,074
Digital Realty Trust, Inc.	2,757,505	462,544
Duke Realty Corp.	3,691,800	215,343
Equinix, Inc.	875,769	711,300
Equity Residential (SBI)	3,325,056	283,661
Essex Property Trust, Inc.	634,604	215,410
Extra Space Storage, Inc.	1,305,673	261,135
Federal Realty Investment Trust (SBI)	682,966	83,779
Healthpeak Properties, Inc.	5,259,192	172,817
Host Hotels & Resorts, Inc. (b)	6,966,877	109,380
Iron Mountain, Inc.	2,824,518	128,346
Kimco Realty Corp.	5,986,598	134,220
Mid-America Apartment Communities, Inc.	1,132,109	233,497
Prologis (REIT), Inc.	7,213,510	1,087,437
Public Storage	1,487,572	487,001
Realty Income Corp.	5,375,996	365,138
Regency Centers Corp.	1,491,848	103,445
SBA Communications Corp. Class A	1,069,005	367,524
Simon Property Group, Inc.	3,206,541	490,088
UDR, Inc.	2,722,803	154,465
Ventas, Inc.	3,839,487	180,149
Vornado Realty Trust (a)	1,551,460	62,276
Welltower, Inc.	4,123,317	328,298
Weyerhaeuser Co.	7,316,300	275,166
		9,589,876
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	3,276,073	313,094
TOTAL REAL ESTATE		9,902,970
UTILITIES - 2.4%
Electric Utilities - 1.5%
Alliant Energy Corp.	2,441,987	133,796
American Electric Power Co., Inc.	4,881,391	395,637
Duke Energy Corp.	7,507,092	728,263
Edison International (a)	3,705,116	241,870
Entergy Corp. (a)	1,960,895	196,756
Evergy, Inc.	2,237,461	141,631
Eversource Energy (a)	3,353,227	275,870
Exelon Corp.	9,541,563	503,127
FirstEnergy Corp.	5,310,181	199,981
NextEra Energy, Inc.	19,142,575	1,661,193
NRG Energy, Inc.	2,388,506	86,034
Pinnacle West Capital Corp. (a)	1,100,552	71,591
PPL Corp. (a)	7,509,722	208,996
Southern Co.	10,331,881	631,278
Xcel Energy, Inc.	5,254,005	334,838
		5,810,861
Gas Utilities - 0.0%
Atmos Energy Corp.	1,276,241	115,270
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	6,502,269	152,023
Multi-Utilities - 0.7%
Ameren Corp.	2,509,209	204,726
CenterPoint Energy, Inc.	5,785,355	149,899
CMS Energy Corp.	2,826,411	166,334
Consolidated Edison, Inc. (a)	3,448,259	267,723
Dominion Energy, Inc.	7,889,111	561,705
DTE Energy Co.	1,890,608	204,828
NiSource, Inc.	3,829,088	93,851
Public Service Enterprise Group, Inc. (a)	4,933,361	308,286
Sempra Energy	3,115,964	373,511
WEC Energy Group, Inc.	3,077,978	267,569
		2,598,432
Water Utilities - 0.1%
American Water Works Co., Inc.	1,771,019	298,541
TOTAL UTILITIES		8,975,127
TOTAL COMMON STOCKS (Cost $175,457,619)		378,178,042

Money Market Funds - 0.8%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.06% (c)	1,446,700,433	1,446,990
Fidelity Securities Lending Cash Central Fund 0.07% (c)(d)	1,684,501,514	1,684,670
TOTAL MONEY MARKET FUNDS (Cost $3,131,653)		3,131,660

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $178,589,272)	381,309,702
NET OTHER ASSETS (LIABILITIES) - (0.4)% (e)	(1,591,225)
NET ASSETS - 100.0%	379,718,477

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	6,457	Dec 2021	1,474,214	31,592	31,592

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $82,616,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	488,507	12,851,667	11,893,184	306	-	-	1,446,990	2.4%
Fidelity Securities Lending Cash Central Fund 0.07%	975,122	10,748,378	10,038,830	961	-	-	1,684,670	5.3%
Total	1,463,629	23,600,045	21,932,014	1,267	-	-	3,131,660

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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